SEGMENTED INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segmented information
Revenues	$ 12,999	$ 13,255	$ 13,679
Income from equity investments	1,019	920	714
Plant operating costs and other	(3,878)	(3,913)	(3,593)
Commodity purchases resold		(365)	(1,486)
Property taxes	(727)	(727)	(569)
Depreciation and amortization	(2,590)	(2,464)	(2,350)
Goodwill and other asset impairment charges	0	0	(801)
Net (loss)/ gain on assets sold/held for sale	(50)	(121)	170
Segmented earnings	6,773	6,585	5,764
Interest expense	(2,228)	(2,333)	(2,265)
Allowance for funds used during construction	349	475	526
Interest income and other	213	460	(76)
Income before Income Taxes	5,107	5,187	3,949
Income tax expense	(194)	(754)	(432)
Net Income	4,913	4,433	3,517
Net income attributable to non-controlling interests	(297)	(293)	185
Net Income Attributable to Controlling Interests	4,616	4,140	3,702
Preferred share dividends	(159)	(164)	(163)
Net Income Attributable to Common Shares	4,457	3,976	3,539
Capital spending
Capital expenditures	8,013	7,475	9,418
Capital projects in development	122	707	496
Contributions to equity investments	765	602	1,015
Capital spending	8,900	8,784	10,929
Assets	100,300	99,279
Geographic Information
Plant, Property and Equipment	69,775	65,489
Canada
Geographic Information
Plant, Property and Equipment	24,092	23,362
Canada – domestic
Segmented information
Revenues	4,392	4,059	4,187
Canada – export
Segmented information
Revenues	1,059	1,035	1,075
United States
Segmented information
Revenues	6,832	7,558	7,798
Geographic Information
Plant, Property and Equipment	39,698	36,184
Mexico
Segmented information
Revenues	716	603	619
Geographic Information
Plant, Property and Equipment	5,985	5,943
Intersegment eliminations
Segmented information
Revenues	(185)	(183)	(218)
Corporate
Segmented information
Revenues	(185)	(183)	(218)
Income from equity investments	86	(53)	5
Plant operating costs and other	169	166	159
Commodity purchases resold		0	0
Property taxes	0	0	0
Depreciation and amortization	0	0	0
Goodwill and other asset impairment charges			0
Net (loss)/ gain on assets sold/held for sale	0	0	0
Segmented earnings	70	(70)	(54)
Capital spending
Capital expenditures	58	32	45
Capital projects in development	0	0	0
Contributions to equity investments	0	0	0
Capital spending	58	32	45
Assets	5,210	4,743
Canadian Natural Gas Pipelines
Segmented information
Revenues	4,469	4,010	4,038
Canadian Natural Gas Pipelines | Operating segments
Segmented information
Revenues	4,469	4,010	4,038
Income from equity investments	12	12	12
Plant operating costs and other	(1,631)	(1,473)	(1,405)
Commodity purchases resold		0	0
Property taxes	(284)	(275)	(266)
Depreciation and amortization	(1,273)	(1,159)	(1,129)
Goodwill and other asset impairment charges			0
Net (loss)/ gain on assets sold/held for sale	364	0	0
Segmented earnings	1,657	1,115	1,250
Capital spending
Capital expenditures	3,503	3,900	2,442
Capital projects in development	0	6	36
Contributions to equity investments	105	0	0
Capital spending	3,608	3,906	2,478
Assets	22,852	21,983
Geographic Information
Plant, Property and Equipment	19,325	19,258
Canadian Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
U.S. Natural Gas Pipelines
Segmented information
Revenues	5,031	4,978	4,314
U.S. Natural Gas Pipelines | Operating segments
Segmented information
Revenues	5,196	5,142	4,476
Income from equity investments	264	264	256
Plant operating costs and other	(1,485)	(1,581)	(1,368)
Commodity purchases resold		0	0
Property taxes	(337)	(345)	(199)
Depreciation and amortization	(801)	(754)	(664)
Goodwill and other asset impairment charges			(801)
Net (loss)/ gain on assets sold/held for sale	0	21	0
Segmented earnings	2,837	2,747	1,700
Capital spending
Capital expenditures	2,785	2,500	5,591
Capital projects in development	0	0	1
Contributions to equity investments	0	16	179
Capital spending	2,785	2,516	5,771
Assets	43,217	41,627
Geographic Information
Plant, Property and Equipment	28,169	26,360
U.S. Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	(165)	(164)	(162)
Mexico Natural Gas Pipelines
Segmented information
Revenues	716	603	619
Mexico Natural Gas Pipelines | Operating segments
Segmented information
Revenues	716	603	619
Income from equity investments	127	56	22
Plant operating costs and other	(57)	(54)	(34)
Commodity purchases resold		0	0
Property taxes	0	0	0
Depreciation and amortization	(117)	(115)	(97)
Goodwill and other asset impairment charges			0
Net (loss)/ gain on assets sold/held for sale	0	0	0
Segmented earnings	669	490	510
Capital spending
Capital expenditures	173	323	463
Capital projects in development	0	0	0
Contributions to equity investments	0	34	334
Capital spending	173	357	797
Assets	7,215	7,207
Geographic Information
Plant, Property and Equipment	5,968	5,920
Mexico Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
Liquids Pipelines
Segmented information
Revenues	2,371	2,879	2,584
Liquids Pipelines | Operating segments
Segmented information
Revenues	2,371	2,879	2,584
Income from equity investments	75	70	64
Plant operating costs and other	(654)	(728)	(630)
Commodity purchases resold		0	0
Property taxes	(101)	(101)	(98)
Depreciation and amortization	(332)	(341)	(341)
Goodwill and other asset impairment charges			0
Net (loss)/ gain on assets sold/held for sale	0	69	0
Segmented earnings	1,359	1,848	1,579
Capital spending
Capital expenditures	1,315	239	110
Capital projects in development	122	701	459
Contributions to equity investments	5	14	12
Capital spending	1,442	954	581
Assets	16,744	15,931
Geographic Information
Plant, Property and Equipment	14,409	11,975
Liquids Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
Power and Storage
Segmented information
Revenues	412	785	2,124
Power and Storage | Operating segments
Segmented information
Revenues	432	804	2,180
Income from equity investments	455	571	355
Plant operating costs and other	(220)	(243)	(315)
Commodity purchases resold		(365)	(1,486)
Property taxes	(5)	(6)	(6)
Depreciation and amortization	(67)	(95)	(119)
Goodwill and other asset impairment charges			0
Net (loss)/ gain on assets sold/held for sale	(414)	(211)	170
Segmented earnings	181	455	779
Capital spending
Capital expenditures	179	481	767
Capital projects in development	0	0	0
Contributions to equity investments	655	538	490
Capital spending	834	1,019	1,257
Assets	5,062	7,788
Geographic Information
Plant, Property and Equipment	1,283	1,301
Power and Storage | Intersegment eliminations
Segmented information
Revenues	$ (20)	$ (19)	$ (56)